ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 1 - 4 Family [Member]	Jun. 30, 2012 1 - 4 Family [Member]	Jun. 30, 2010 1 - 4 Family [Member]	Jun. 30, 2013 Construction [Member]	Jun. 30, 2012 Construction [Member]	Jun. 30, 2010 Construction [Member]	Jun. 30, 2013 Land Acquisition & Development [Member]	Jun. 30, 2012 Land Acquisition & Development [Member]	Jun. 30, 2010 Land Acquisition & Development [Member]	Jun. 30, 2013 Multi-family [Member]	Jun. 30, 2012 Multi-family [Member]	Jun. 30, 2010 Multi-family [Member]	Jun. 30, 2013 Commercial [Member]	Jun. 30, 2012 Commercial [Member]	Jun. 30, 2010 Commercial [Member]	Jun. 30, 2013 Consumer Loans [Member]	Jun. 30, 2012 Consumer Loans [Member]	Jun. 30, 2010 Consumer Loans [Member]	Jun. 30, 2013 Commercial Loans [Member]	Jun. 30, 2012 Commercial Loans [Member]	Jun. 30, 2010 Commercial Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 385	$ 630	$ 645	$ 73	$ 87	$ 147	$ 122	$ 243	$ 47	$ 21	$ 55	$ 213	$ 26	$ 27	$ 28	$ 76	$ 79	$ 66	$ 53	$ 85	$ 77	$ 14	$ 54	$ 67
Charge-offs	(10)	(141)						(141)		(10)
Recoveries
Provisions	(68)	(104)	(15)	(26)	(14)		(5)	20		(3)	(34)		(12)	(1)		(19)	(3)			(32)		(3)	(40)
ALLL balance at June 30	307	385	630	47	73	147	117	122	47	8	21	213	14	26	28	57	76	66	53	53	77	11	14	67
Individually evaluated for impairment	107	105					107	105
Collectively evaluated for impairment	200	280		47	73		10	17		8	21		14	26		57	76		53	53		11	14
Total ALLL balance	$ 307	$ 385	$ 630	$ 47	$ 73	$ 147	$ 117	$ 122	$ 47	$ 8	$ 21	$ 213	$ 14	$ 26	$ 28	$ 57	$ 76	$ 66	$ 53	$ 53	$ 77	$ 11	$ 14	$ 67